Cover	Aug. 26, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2025
Entity File Number	0-15950
Entity Registrant Name	First Busey Corporation
Entity Central Index Key	0000314489
Entity Tax Identification Number	37-1078406
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	217
Local Phone Number	365-4544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BUSE
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 8.25% Fixed-Rate Series B
Trading Symbol	BUSEP
Security Exchange Name	NASDAQ